Allowance for Loan Losses - Loans Collectively and Individually Evaluated for Impairment (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 131,095
Allowance allocation, loans individually evaluated for impairment	439
Recorded investment of loans, loans collectively evaluated for impairment	12,076,622
Recorded investment of loans, loans individually evaluated for impairment	$ 34,425
Ratio, loans collectively evaluated for impairment	1.10%
Ratio, loans individually evaluated for impairment	1.30%
Commercial loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 93,031
Allowance allocation, loans individually evaluated for impairment	439
Recorded investment of loans, loans collectively evaluated for impairment	5,633,438
Recorded investment of loans, loans individually evaluated for impairment	$ 15,185
Ratio, loans collectively evaluated for impairment	1.70%
Ratio, loans individually evaluated for impairment	2.90%
Commercial loans | Multi-family
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 7,387
Allowance allocation, loans individually evaluated for impairment	4
Recorded investment of loans, loans collectively evaluated for impairment	1,422,266
Recorded investment of loans, loans individually evaluated for impairment	$ 385
Ratio, loans collectively evaluated for impairment	0.50%
Ratio, loans individually evaluated for impairment	1.00%
Commercial loans | Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 12,847
Allowance allocation, loans individually evaluated for impairment	323
Recorded investment of loans, loans collectively evaluated for impairment	1,618,406
Recorded investment of loans, loans individually evaluated for impairment	$ 12,765
Ratio, loans collectively evaluated for impairment	0.80%
Ratio, loans individually evaluated for impairment	2.50%
Commercial loans | Commercial & industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 31,358
Allowance allocation, loans individually evaluated for impairment	92
Recorded investment of loans, loans collectively evaluated for impairment	1,266,913
Recorded investment of loans, loans individually evaluated for impairment	$ 1,805
Ratio, loans collectively evaluated for impairment	2.50%
Ratio, loans individually evaluated for impairment	5.10%
Commercial loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 32,304
Allowance allocation, loans individually evaluated for impairment	0
Recorded investment of loans, loans collectively evaluated for impairment	1,164,889
Recorded investment of loans, loans individually evaluated for impairment	$ 0
Ratio, loans collectively evaluated for impairment	2.80%
Ratio, loans individually evaluated for impairment	0.00%
Commercial loans | Land - acquisition & development
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 9,135
Allowance allocation, loans individually evaluated for impairment	20
Recorded investment of loans, loans collectively evaluated for impairment	160,964
Recorded investment of loans, loans individually evaluated for impairment	$ 230
Ratio, loans collectively evaluated for impairment	5.70%
Ratio, loans individually evaluated for impairment	8.70%
Consumer loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 38,064
Allowance allocation, loans individually evaluated for impairment	0
Recorded investment of loans, loans collectively evaluated for impairment	6,443,184
Recorded investment of loans, loans individually evaluated for impairment	$ 19,240
Ratio, loans collectively evaluated for impairment	0.60%
Ratio, loans individually evaluated for impairment	0.00%
Consumer loans | Construction
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 1,369
Allowance allocation, loans individually evaluated for impairment	0
Recorded investment of loans, loans collectively evaluated for impairment	255,505
Recorded investment of loans, loans individually evaluated for impairment	$ 0
Ratio, loans collectively evaluated for impairment	0.50%
Ratio, loans individually evaluated for impairment	0.00%
Consumer loans | Single-family residential
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 30,988
Allowance allocation, loans individually evaluated for impairment	0
Recorded investment of loans, loans collectively evaluated for impairment	5,822,200
Recorded investment of loans, loans individually evaluated for impairment	$ 17,978
Ratio, loans collectively evaluated for impairment	0.50%
Ratio, loans individually evaluated for impairment	0.00%
Consumer loans | Land - consumer lot loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 2,143
Allowance allocation, loans individually evaluated for impairment	0
Recorded investment of loans, loans collectively evaluated for impairment	95,574
Recorded investment of loans, loans individually evaluated for impairment	$ 375
Ratio, loans collectively evaluated for impairment	2.20%
Ratio, loans individually evaluated for impairment	0.00%
Consumer loans | HELOC
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 1,103
Allowance allocation, loans individually evaluated for impairment	0
Recorded investment of loans, loans collectively evaluated for impairment	140,378
Recorded investment of loans, loans individually evaluated for impairment	$ 837
Ratio, loans collectively evaluated for impairment	0.80%
Ratio, loans individually evaluated for impairment	0.00%
Consumer loans | Consumer
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance allocation, loans collectively evaluated for impairment	$ 2,461
Allowance allocation, loans individually evaluated for impairment	0
Recorded investment of loans, loans collectively evaluated for impairment	129,527
Recorded investment of loans, loans individually evaluated for impairment	$ 50
Ratio, loans collectively evaluated for impairment	1.90%
Ratio, loans individually evaluated for impairment	0.00%